Business Combination (Assets and Liabilities Recorded Based upon their Estimated Fair Values at Date of Acquisition) (Detail) ¥ in Millions, $ in Millions		Oct. 02, 2018 USD ($)	Jan. 31, 2018 JPY (¥)	Jan. 31, 2018 USD ($)	Jan. 10, 2018 JPY (¥)	Oct. 02, 2017 JPY (¥)	Aug. 07, 2017 JPY (¥)	Aug. 01, 2017 JPY (¥)	Dec. 06, 2016 JPY (¥)	May 02, 2016 JPY (¥)	Nov. 03, 2015 JPY (¥)	Oct. 19, 2015 JPY (¥)	Sep. 04, 2015 JPY (¥)	Mar. 31, 2018 JPY (¥)	Mar. 31, 2017 JPY (¥)	Mar. 31, 2016 JPY (¥)
Business Acquisition [Line Items]
Goodwill														¥ 144,268	¥ 110,470	¥ 102,599
Nihon Inter Electronics Corporation
Business Acquisition [Line Items]
Cash and cash equivalents													¥ 1,976
Trade receivables													5,630
Inventories													5,761
Others													183
Total current assets													13,550
Property, plant and equipment													4,527
Intangible assets												¥ 2,617	1,760
Others													396
Total non-current assets													6,683
Total assets													20,233
Short-term borrowings													3,722
Current portion of long-term debt													480
Trade notes and accounts payable													3,147
Others													951
Total current liabilities													8,300
Non-current liabilities													5,265
Total liabilities													13,565
Purchase price (Cash)													12,134
Total identified assets and liabilities													6,668
Purchase price	[1]												17,274
Goodwill	[2]												¥ 10,606
Kyocera Senco Industrial Tools Inc [Member]
Business Acquisition [Line Items]
Cash and cash equivalents							¥ 2,093
Trade receivables							3,423
Inventories							4,521
Others							801
Total current assets							10,838
Property, plant and equipment							1,595
Intangible assets							8,743
Others							133
Total non-current assets							10,471
Total assets							21,309
Trade notes and accounts payable							1,808
Others							1,531
Deferred income taxes							3,564
Total current liabilities							3,339
Others							56
Non-current liabilities							3,620
Total liabilities							6,959
Purchase price (Cash)							28,848
Total identified assets and liabilities							14,350
Goodwill	[2]						¥ 14,498
Annodata Limited and Annodata Communication Systems Limited
Business Acquisition [Line Items]
Cash and cash equivalents									¥ 829
Trade receivables									2,147
Inventories									1,219
Others									556
Total current assets									4,751
Property, plant and equipment									51
Intangible assets									4,944
Total non-current assets									4,995
Total assets									9,746
Short-term borrowings									39
Accrued expense									775
Trade notes and accounts payable									1,869
Others									1,301
Total current liabilities									3,984
Non-current liabilities									1,042
Total liabilities									5,026
Purchase price (Cash)									9,623
Total identified assets and liabilities									4,720
Purchase price									10,743
Goodwill	[2]								¥ 6,023
Bilgitas Buro Makinalari Sanayi Ve Ticaret A.S
Business Acquisition [Line Items]
Cash and cash equivalents												204
Trade receivables												1,079
Inventories												762
Others												569
Total current assets												2,614
Property, plant and equipment												222
Intangible assets												2,617
Others												424
Total non-current assets												3,263
Total assets												5,877
Current portion of long-term debt												364
Trade notes and accounts payable												391
Others												284
Deferred income taxes												539
Total current liabilities												1,039
Others												702
Non-current liabilities												1,241
Total liabilities												2,280
Purchase price (Cash)												5,733
Total identified assets and liabilities												3,597
Goodwill	[2]											¥ 2,136
Ceyoniq Technology GmbH
Business Acquisition [Line Items]
Cash and cash equivalents											¥ 60
Trade receivables											190
Others											129
Total current assets											379
Property, plant and equipment											50
Intangible assets											1,113
Others											53
Total non-current assets											1,216
Total assets											1,595
Short-term borrowings											165
Unearned income											133
Trade notes and accounts payable											42
Others											187
Deferred income taxes											361
Total current liabilities											527
Others											32
Non-current liabilities											393
Total liabilities											920
Purchase price (Cash)											3,508
Total identified assets and liabilities											675
Purchase price											3,727
Goodwill	[2]										¥ 3,052
Databank IMX LLC
Business Acquisition [Line Items]
Cash and cash equivalents								¥ 478
Trade receivables								1,250
Inventories								792
Others								512
Total current assets								3,032
Property, plant and equipment								442
Intangible assets								4,094
Total non-current assets								4,536
Total assets								7,568
Short-term borrowings								(3,224)
Trade notes and accounts payable								730
Others								2,161
Total current liabilities								6,115
Non-current liabilities								367
Total liabilities								6,482
Purchase price (Cash)								6,858
Total identified assets and liabilities								1,086
Goodwill	[2]							¥ 5,772
TT Electronics PLC
Business Acquisition [Line Items]
Cash and cash equivalents						¥ 378
Trade receivables						6,934
Inventories						4,787
Others						1,681
Total current assets						13,780
Property, plant and equipment						9,676
Intangible assets						2,049
Others						197
Total non-current assets						11,922
Total assets						25,702
Trade notes and accounts payable						3,985
Others						4,248
Total current liabilities						8,233
Non-current liabilities						1,755
Total liabilities						9,988
Purchase price (Cash)		$ 165				18,652
Total identified assets and liabilities						15,714
Goodwill	[2]					¥ 2,938
Kyocera Industrial Tools Corporation
Business Acquisition [Line Items]
Cash and cash equivalents					¥ 3,419
Trade receivables					3,431
Inventories					3,739
Others					2,090
Total current assets					12,679
Property, plant and equipment					2,585
Intangible assets					1,524
Others					1,796
Total non-current assets					5,905
Total assets					18,584
Trade notes and accounts payable					1,619
Others					922
Deferred income taxes					428
Total current liabilities					2,541
Noncontrolling interests					1,918
Others					1,953
Non-current liabilities					2,381
Total liabilities					4,922
Purchase price (Cash)			¥ 15,040	$ 138	10,717
Total identified assets and liabilities					11,744
Purchase price					13,347
Goodwill					¥ 1,603
Ethertronics Inc
Business Acquisition [Line Items]
Cash and cash equivalents			1,088
Trade receivables			1,779
Inventories			644
Others			154
Total current assets			3,665
Property, plant and equipment			1,497
Intangible assets			7,050
Others			392
Total non-current assets			8,939
Total assets			12,604
Trade notes and accounts payable			1,103
Long-term borrowings			2,296
Others			488
Total current liabilities			1,591
Others			1,889
Non-current liabilities			4,185
Total liabilities			5,776
Purchase price (Cash)			15,040
Total identified assets and liabilities			6,828
Goodwill	[2]		¥ 8,212
SGS Tool Company
Business Acquisition [Line Items]
Cash and cash equivalents										¥ 501
Trade receivables										940
Inventories										1,330
Others										145
Total current assets										2,916
Property, plant and equipment										3,514
Intangible assets										1,432
Others										1
Total non-current assets										4,947
Total assets										7,863
Trade notes and accounts payable										172
Others										779
Total current liabilities										951
Non-current liabilities										1,111
Total liabilities										2,062
Purchase price (Cash)										9,046
Total identified assets and liabilities										5,801
Goodwill	[2]									¥ 3,245

[1]	The fair value of business as of September 4, 2015 was calculated by multiplying 197 yen, which was the price of the tender offer per common share, by NIEC's total number of common shares issued after deduction of the treasury shares.
[2]	The total amount of goodwill is not expected to be deductible for tax purposes.